Commitments and Contingencies (Tables)	12 Months Ended
Apr. 28, 2012
Rental Expense Under Operating Leases	Rental expense under operating leases is as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Minimum rentals	$382,386	394,199	363,373
Percentage rentals	107,127	102,735	40,324

	$489,513	496,934	403,697

Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, noncancelable lease terms greater than one year, and under B&N College leases as of April 28, 2012 are:

Fiscal Year	(a)
2013	$405,484
2014	357,907
2015	287,659
2016	238,840
2017	193,447
After 2017	464,397

$1,947,734

(a)	Includes B&N College capital lease obligations of $1,005, $1,000, $744, $234, $20 and $0 for 2013, 2014, 2015, 2016, 2017 and after 2017, respectively.